ETFMG Alternative Harvest ETF
Schedule of Investments
12/31/2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Canada - 37.5%
Food Products - 3.0%
Village Farms International, Inc. (a)(b)	3,790,808	$24,336,987
Pharmaceuticals - 34.5% (d)
Aurora Cannabis, Inc. (a)(b)(e)	11,435,872	61,868,067
Auxly Cannabis Group, Inc. (a)(b)(g)	73,505,601	10,750,256
Canopy Growth Corp. (a)(b)	6,052,662	52,839,738
Charlottes Web Holdings, Inc. (a)(b)	11,510,286	11,647,232
Clever Leaves Holdings, Inc. (a)(b)(e)	1,562,391	4,843,412
Cronos Group, Inc. (a)(b)	11,172,492	43,796,169
HEXO Corp. (a)(b)(e)	23,755,677	16,598,092
High Tide, Inc. (a)(g)	3,539,233	15,024,848
MediPharm Labs Corp. (a)(b)(g)	27,892,631	4,079,321
Organigram Holdings, Inc. (a)(b)(e)	17,408,004	30,464,007
Sundial Growers, Inc. (a)(b)	29,511,037	17,066,233
The Valens Co., Inc. (a)(b)	4,201,786	10,330,491
Total Pharmaceuticals		279,307,866
Total Canada		303,644,853

Ireland - 3.4%
Pharmaceuticals - 3.4% (d)
Jazz Pharmaceuticals PLC (a)	215,527	27,458,140

Israel - 0.4%
Pharmaceuticals - 0.4% (d)
Intercure, Ltd. (a)(b)	552,687	3,581,412

Mexico - 0.0%
Construction & Engineering - 0.0%
Empresas ICA SAB de CV (a)(f)	155,893	–

Sweden - 3.2%
Tobacco - 3.2%
Swedish Match AB	3,226,441	25,715,265

United Kingdom - 7.3%
Tobacco - 7.3%
British American Tobacco PLC	805,696	29,810,098
Imperial Brands PLC	1,340,773	29,336,215
Total Tobacco		59,146,313

United States - 47.5%
Biotechnology - 6.8%
Arena Pharmaceuticals, Inc. (a)	498,627	46,342,393
Corbus Pharmaceuticals Holdings, Inc. (a)(e)(g)	14,138,998	8,705,381
Total Biotechnology		55,047,774
Chemicals - 3.9%
Scotts Miracle-Gro Co.	195,425	31,463,425
Machinery - 3.9%
Agrify Corp. (a)(b)	808,519	7,438,375
Hydrofarm Holdings Group, Inc. (a)	847,605	23,978,745
Total Machinery		31,417,120
Other Investment Pools and Funds - 1.5%
Douglas Elliman, Inc. (a)	1,070,701	12,313,056
Paper & Forest Products - 3.0%
Schweitzer-Mauduit International, Inc.	824,811	24,661,849
Pharmaceuticals - 8.1% (d)
Tilray, Inc. - Class 2 (a)(b)	7,489,407	52,650,531
Zynerba Pharmaceuticals, Inc. (a)(b)(e)	4,537,829	13,068,948
Total Pharmaceuticals		65,719,479
Software - 0.8%
WM Technology, Inc. (a)	1,057,286	6,322,570
Specialty Retail - 4.5%
GrowGeneration Corp. (a)	2,772,906	36,186,423
Tobacco - 15.0%
22nd Century Group, Inc. (a)(b)(e)	10,168,324	31,420,122
Altria Group, Inc.	648,258	30,720,947
Philip Morris International, Inc.	301,295	28,623,025
Turning Point Brands, Inc.	173,154	6,541,758
Vector Group, Ltd.	2,141,401	24,583,283
Total Tobacco		121,889,135
Total United States		385,020,831
TOTAL COMMON STOCKS (Cost $1,333,175,037)		804,566,814

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 24.5%
ETFMG Sit Ultra Short ETF (e)	1,725,000	85,437,352
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	198,308,634	198,308,634
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $198,337,481)		283,745,986

SHORT-TERM INVESTMENTS - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)	3,142,600	3,142,600
TOTAL SHORT- TERM INVESTMENTS (Cost $3,142,600)		3,142,600

Total Investments (Cost $1,620,444,869) - 134.8%		1,091,455,400
Liabilities in Excess of Other Assets - (34.8)%		(281,644,410)
TOTAL NET ASSETS - 100.0%		$809,810,990

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Pharmaceutical industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended December 31, 2021 is set forth below.
(f)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $38,559,806, which represents 4.76% of total net assets.These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $38,559,806, which represents 4.76% of total net assets.

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
22nd Century Group, Inc.	$38,141,530	$1,151,263	$(8,846,032)	$(2,712,514)	$3,685,875	$-	$31,420,122	10,168,324
Aurora Cannabis, Inc.	77,960,284	6,665,746	(4,312,392)	(606,096)	(17,839,475)	-	61,868,067	11,435,872
Clever Leaves Holdings, Inc.	17,915,605	417,383	(4,653,903)	(4,853,380)	(3,982,293)	-	4,843,412	1,562,391
Corbus Pharmaceuticals Holdings, Inc.	14,383,541	892,565	(679,013)	(330,270)	(5,561,442)	-	8,705,381	14,138,998
ETFMG Sit Ultra Short ETF	85,827,375	-	-	-	(390,023)	32,186	85,437,352	1,725,000
HEXO Corp.	24,321,019	19,624,383	(1,117,793)	(769,271)	(25,460,246)	-	16,598,092	23,755,677
Organigram Holdings, Inc.	60,578,493	1,798,460	(21,856,309)	(6,319,936)	(3,736,701)	-	30,464,007	17,408,004
Zynerba Pharmaceuticals, Inc.	18,879,935	1,442,994	(926,025)	(166,742)	(6,161,214)	-	13,068,948	4,537,829
	$338,007,782	$31,992,794	$(42,391,467)	$(15,758,209)	$(59,445,519)	$32,186	$252,405,381	84,732,095

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

MJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$804,566,814	$-	$-	(1)	$804,566,814
Short-Term Investments	3,142,600	-	-		3,142,600
ETFMG Sit Ultra Short ETF**	85,437,352	-	-		85,437,352
Investments Purchased with Securities Lending Collateral*	-	-	-		198,308,634
Total Investments in Securities	$893,146,766	$-	$-		$1,091,455,400

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.